Technology platform-based income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Technology platform based income

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Technology platform-based income
Retail credit and enablement service fees	28,621,121	15,134,217	8,066,367
Other technology platform-based income	593,492	184,527	94,655

	29,214,613	15,318,744	8,161,022

Summary of Retail Credit Facilitation Service Fees
As of December 31, 2022, 2023 and 2024, 100% of the Group’s technology platform-based income were conducted in the Chinese Mainland.

		For the year ended December 31,
		2022	2023	2024
		RMB’000	RMB’000	RMB’000
Retail credit and enablement service fees
Loan enablement service fees	At a point in time	3,446,163	978,958	1,571,966
Post-origination service fees	Over time	24,028,033	13,729,327	6,480,642
Referral income from platform service	At a point in time	1,146,925	425,932	13,759

		28,621,121	15,134,217	8,066,367